Other Assets Schedule of Loan Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loan Receivable beginning of period	$ 7,023,814	$ 12,272,671	$ 12,272,671
Gain (Loss) on Sale of Notes Receivable	0	(4,557,741)	0
Provision for Doubtful Accounts	75,000	168,000	0
Deconsolidation of VIE	0	55,000	0
Allowance for Loan and Lease Losses, Write-offs	0	(914,116)	0
Loan receivable end of period	$ 7,098,814	$ 7,023,814	$ 12,272,671